Intangible Asset (Details) - MYR (RM)		6 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Line Items]
Amortisation expense (in Ringgits)		RM 9,538,229	RM 13,126,820
Selling expense (in Ringgits per share)		RM 5,800
Sales expected term		10 years
Services expense (in Ringgits)		RM 342,800
Services expected term		10 years
Impairment loss recognised (in Ringgits)		RM 754,291
Bottom of range [member]
Intangible Assets [Line Items]
Inflated rate		5.00%
Principal annual rates		10.00%
Top of Range [Member]
Intangible Assets [Line Items]
Principal annual rates		20.00%
Supply/Service Agreements [Member]
Intangible Assets [Line Items]
Inflate rate		5.00%
Pre-tax discount rate	11.79%	11.79%
CGUs [Member]
Intangible Assets [Line Items]
Pre-tax discount rate	5.12%	5.12%
Expenses growth rate		3.00%
CGUs [Member] | Bottom of range [member]
Intangible Assets [Line Items]
Inflate rate	3.00%